Pzena International Small Cap Value Fund
Schedule of Investments
November 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.44%
Austria - 1.80%
ANDRITZ AG	5,554	$264,548
Canada - 7.56%
Celestica, Inc. (a)	50,715	519,675
Linamar Corp.	6,241	358,304
Transcontinental, Inc. - Class A	16,153	235,318
		1,113,297
France - 10.34%
Ipsos	8,844	401,197
Rexel S.A.	29,700	546,501
SCOR SE	10,521	331,585
Societe BIC S.A.	4,719	243,293
		1,522,576
Germany - 4.16%
SAF-Holland S.A. (a)	23,298	295,664
Salzgitter AG (a)	10,646	316,328
		611,992
Hong Kong - 5.23%
Pacific Basin Shipping, Ltd.	614,000	233,852
VTech Holdings, Ltd.	31,100	257,040
Yue Yuen Industrial (Holdings), Ltd. (a)	161,000	279,138
		770,030
Ireland - 4.57%
Bank of Ireland Group PLC (a)	52,209	284,978
Origin Enterprises PLC	98,406	387,816
		672,794
Israel - 2.19%
Ituran Location and Control, Ltd. - ADR	12,258	322,753
Italy - 9.15%
Anima Holding S.p.A.	81,243	382,830
BPER Banca	81,581	155,620
Danieli & C Officine Meccaniche S.p.A.	27,473	492,281
Maire Tecnimont S.p.A.	71,481	316,645
		1,347,376
Japan - 15.86%
DIC Corp.	12,000	302,030
Foster Electric Co., Ltd.	36,734	228,460
Fukuoka Financial Group, Inc.	18,400	299,192
Open House Co., Ltd.	3,000	170,921
Sankyu, Inc.	7,200	287,274
TS Tech Co., Ltd.	23,700	279,490
Tsubakimoto Chain Co.	10,100	256,889
Ube Industries, Ltd.	15,500	260,539
Zeon Corp.	23,500	250,104
		2,334,899
Netherlands - 4.19%
Flow Traders	3,331	116,352
Koninklijke BAM Groep N.V. (a)	117,872	351,573
Technip Energies N.V. (a)	6,243	84,962
Technip Energies N.V. - ADR (a)	4,760	64,260
		617,147
Norway - 1.85%
Subsea 7 S.A.	38,871	272,906
Republic of Korea - 4.53%
DB Insurance Co., Ltd.	9,592	434,422
Hankook Tire & Technology Co., Ltd.	7,179	232,068
		666,490
Spain - 1.90%
Unicaja Banco S.A.	316,539	279,291
Taiwan - 3.27%
Elite Material Co., Ltd.	21,000	211,476
United Integrated Services Co., Ltd.	42,000	269,633
		481,109
United Kingdom - 19.84%
Balfour Beatty PLC	142,367	442,678
Capita PLC (a)	491,788	288,110
Drax Group PLC	72,597	531,026
Inchcape PLC	26,335	290,350
John Wood Group PLC (a)	154,966	415,284
Sabre Insurance Group PLC	110,671	277,594
Senior PLC (a)	144,114	252,230
TechnipFMC PLC (a)(b)	42,927	243,396
Travis Perkins PLC	9,301	179,360
		2,920,028
Total Common Stocks (Cost $15,208,733)		14,197,236

SHORT-TERM INVESTMENT - 3.57%
Money Market Fund - 3.57%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	525,257	525,257
Total Short-Term Investment (Cost $525,257)		525,257

Total Investments (Cost $15,733,990) - 100.01%		14,722,493
Liabilities in Excess of Other Assets - (0.01)%		(820)
TOTAL NET ASSETS - 100.00%		$14,721,673

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
AG	Aktiengesellschaft
N.V.	Naamloze Vennootschap
PLC	Public Limited Company
S.A.	Société Anonyme
S.p.A	Società per azioni
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the 7-day annualized yield as of November 30, 2021.

Pzena International Small Cap Value Fund
Portfolio Diversification
November 30, 2021 (Unaudited)
		% of
	Fair Value	Net Assets
Common Stocks
Communication Services	$401,198	2.73%
Consumer Discretionary	2,134,394	14.50%
Consumer Staples	387,816	2.63%
Energy	1,080,808	7.34%
Financials	2,561,864	17.40%
Industrials	4,136,757	28.10%
Information Technology	1,599,054	10.86%
Materials	1,364,319	9.27%
Utilities	531,026	3.61%
Total Common Stocks	14,197,236	96.44%
Short-Term Investment	525,257	3.57%
Total Investments	14,722,493	100.01%
Liabilities in Excess of Other Assets	(820)	(0.01)%
Total Net Assets	$14,721,673	100.00%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of
1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena International Small Cap Value Fund
Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2021:

Pzena International Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$264,548	$-	$-	$264,548
Canada	1,113,297	-	-	1,113,297
France	1,522,576	-	-	1,522,576
Germany	611,992	-	-	611,992
Hong Kong	770,030	-	-	770,030
Ireland	672,794	-	-	672,794
Israel	322,753	-	-	322,753
Italy	1,347,376	-	-	1,347,376
Japan	2,334,899	-	-	2,334,899
Netherlands	617,147	-	-	617,147
Norway	272,906	-	-	272,906
Republic of Korea	666,490	-	-	666,490
Spain	279,291	-	-	279,291
Taiwan	481,109	-	-	481,109
United Kingdom	2,920,028	-	-	2,920,028
Total Common Stocks	14,197,236	-	-	14,197,236
Short-Term Investment	525,257	-	-	525,257
Total Investments	$14,722,493	$-	$-	$14,722,493

Refer to the Funds’ schedule of investments for a detailed break-out of securities.